UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10597

Tax-Managed Mid-Cap Core Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Tax-Managed Mid-Cap Core Portfolio                                                                                         as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks—99.2%

Security	Shares	Value
Air Freight & Logistics — 2.3%
C.H. Robinson Worldwide, Inc.	24,200	$1,283,810
Expeditors International of Washington, Inc.	23,300	994,677
		$2,278,487
Airlines — 1.4%
SkyWest, Inc.	51,000	$1,384,140
		$1,384,140
Automobiles — 1.0%
Thor Industries, Inc.	25,000	$1,056,500
		$1,056,500
Capital Markets — 5.7%
A.G. Edwards, Inc.	14,800	$979,908
Affiliated Managers Group, Inc. (1)	18,800	2,094,320
Legg Mason, Inc.	8,700	912,195
SEI Investments Co.	27,300	1,701,609
		$5,688,032
Chemicals — 3.3%
Albemarle Corp.	21,600	$1,684,368
RPM International, Inc.	70,000	1,626,100
		$3,310,468
Commercial Banks — 4.8%
City National Corp.	22,000	$1,582,460
Cullen/Frost Bankers, Inc.	21,700	1,161,601
Synovus Financial Corp.	41,600	1,328,288
TCF Financial Corp.	30,000	761,400
		$4,833,749
Computer Peripherals — 1.8%
Diebold, Inc.	38,500	$1,784,475
		$1,784,475
Construction & Engineering — 1.5%
Jacobs Engineering Group, Inc. (1)	16,500	$1,494,075
		$1,494,075
Construction Materials — 1.0%
Martin Marietta Materials, Inc.	9,000	$1,038,870
		$1,038,870
Containers & Packaging — 1.5%
Sonoco Products Co.	40,300	$1,551,550
		$1,551,550

Diversified Consumer Services — 0.5%
Apollo Group, Inc., Class A (1)	11,500	$499,560
		$499,560
Electric Utilities—1.6%
DPL, Inc.	56,600	$1,623,288
		$1,623,288
Electrical Equipment — 5.2%
AMETEK, Inc.	42,000	$1,455,720
Cooper Industries Ltd. Class A	21,100	1,928,329
Genlyte Group, Inc. (The) (1)	10,000	757,700
Hubbell, Inc., Class B	23,000	1,108,600
		$5,250,349
Electronic Equipment & Instruments — 5.2%
Amphenol Corp. Class A	32,500	$2,200,900
CDW Corp.	24,300	1,559,331
National Instruments Corp.	51,000	1,469,310
		$5,229,541
Energy Equipment & Services — 4.2%
FMC Technologies, Inc. (1)	29,000	$1,795,970
Hydril Co. (1)	18,000	1,423,800
National Oilwell Varco, Inc. (1)	17,000	1,030,880
		$4,250,650
Food & Staples Retailing — 1.0%
Ruddick Corp.	36,000	$1,000,800
		$1,000,800
Food Products — 2.3%
Hormel Foods Corp.	35,000	$1,326,500
Tootsie Roll Industries, Inc.	30,730	974,756
		$2,301,256
Gas Utilities — 4.6%
AGL Resources, Inc.	41,100	$1,615,230
Piedmont Natural Gas Co., Inc.	61,200	1,579,572
Questar Corp.	17,000	1,380,400
		$4,575,202
Health Care Equipment & Supplies — 8.4%
Beckman Coulter, Inc.	24,900	$1,606,548
Biomet, Inc.	8,000	338,880
C.R. Bard, Inc.	15,800	1,303,816
DENTSPLY International, Inc.	45,800	1,412,472
Respironics, Inc. (1)	48,500	2,066,100
Varian Medical Systems, Inc. (1)	36,000	1,660,680
		$8,388,496

Health Care Providers & Services — 1.3%
Owens & Minor, Inc.	38,000	$1,271,100
		$1,271,100
Hotels, Restaurants & Leisure — 3.6%
Applebee’s International, Inc.	43,000	$1,085,320
International Speedway Corp. Class A	25,200	1,316,196
Sonic Corp. (1)	53,850	1,196,008
		$3,597,524
Household Durables — 3.6%
Harman International	11,000	$1,040,270
Hovnanian Enterprises, Inc. (1)	34,000	1,131,860
Mohawk Industries, Inc. (1)	17,000	1,401,140
		$3,573,270
Insurance — 4.9%
Ambac Financial Group, Inc.	9,800	$863,380
Cincinnati Financial Corp.	32,000	1,431,680
Markel Corp. (1)	3,500	1,697,850
Protective Life Corp.	18,000	880,740
		$4,873,650
IT Services — 2.3%
Cognizant Technology Solutions Corp., Class A(1)	15,000	$1,279,350
Fiserv, Inc. (1)	20,200	1,061,914
		$2,341,264
Machinery — 2.9%
Dover Corp.	30,300	$1,502,880
Graco, Inc.	34,200	1,394,334
		$2,897,214
Media — 2.9%
E.W. Scripps Co.	25,300	$1,235,399
Washington Post Co. (The), Class B	2,200	1,677,940
		$2,913,339
Multiline Retail — 1.2%
Family Dollar Stores, Inc.	37,000	$1,198,800
		$1,198,800
Multi-Utilities — 3.0%
NSTAR	33,000	$1,102,200
OGE Energy Corp.	49,800	1,928,256
		$3,030,456
Office Electronics — 1.6%
Zebra Technologies Corp. Class A (1)	46,225	$1,602,621
		$1,602,621

Oil, Gas & Consumable Fuels — 1.8%
Holly Corp.	35,000	$1,844,150
		$1,844,150
Real Estate Investment Trusts (REITs) — 2.0%
Developers Diversified Realty Corp.	30,300	$2,033,736
		$2,033,736
Semiconductors & Semiconductor Equipment — 2.4%
Microchip Technology, Inc.	42,050	$1,461,658
Varian Semiconductor Equipment Associates, Inc. (1)	23,750	977,312
		$2,438,970
Software — 3.6%
ANSYS, Inc. (1)	18,100	$903,009
Citrix Systems, Inc. (1)	31,500	997,605
Jack Henry & Associates, Inc. Class A	78,500	1,675,190
		$3,575,804
Specialty Retail — 2.6%
O’Reilly Automotive, Inc. (1)	45,000	$1,570,950
Ross Stores, Inc.	32,500	1,052,675
		$2,623,625
Tobacco — 2.2%
Universal Corp./Richmond, VA	46,000	$2,223,180
		$2,223,180
Total Common Stocks (identified cost $74,941,354)		$99,578,191
Total Investments — 99.2% (identified cost $74,941,354)		$99,578,191
Other Assets, Less Liabilities — 0.8%		$786,209
Net Assets — 100.0%		$100,364,400

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$74,941,354
Gross unrealized appreciation	$24,721,277
Gross unrealized depreciation	(84,440)
Net unrealized appreciation	$24,636,837

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Mid-Cap Core Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	March 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	March 20, 2007

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer

Date:	March 20, 2007